Debt (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt
Debt

	March 31, 2017		December 31, 2016
(In millions)	Face Value	Book Value	Book Value
CERP	$4,570	$4,517	$4,563
CGP	2,324	2,272	2,275
Total debt	6,894	6,789	6,838
Current portion of long-term debt	(46)	(46)	(89)
Long-term debt	$6,848	$6,743	$6,749

Unamortized discounts and deferred finance charges		$105	$110
Fair value	$7,132

Current Portion of Long-Term Debt
CERP’s current portion of long-term debt is $26 million, which includes scheduled principal payments on its senior secured loan, other unsecured borrowings, and capitalized lease obligations. CGP’s current portion of long-term debt is $20 million, which includes scheduled principal payments on term loans, special improvement district bonds, and various capital lease obligations.
Although there are no outstanding amounts under the revolving credit facilities for CERP or CGPH as of March 31, 2017, borrowings under these revolving credit facilities are each subject to separate note agreements executed based on the provisions of the applicable credit facility agreements, and each note has a contractual maturity of less than one year. The applicable credit facility agreements each have a contractual maturity of greater than one year, and we have the ability to rollover the outstanding principal balances on a long-term basis. Amounts borrowed under the revolving credit facilities are intended to satisfy short term liquidity needs and are classified as current.
Fair Value
We calculate the fair value of debt based on borrowing rates available as of March 31, 2017, for debt with similar terms and maturities, and based on market quotes of our publicly traded debt. We classify the fair value of debt within Level 1 and Level 2 in the fair value hierarchy.
Estimated Debt Service Payments (1)

(In millions)	Remaining 2017	2018	2019	2020	2021	Thereafter	Total
Long-Term Debt Principal
CERP	$20	$25	$25	$3,350	$1,150	$—	$4,570
CGP	16	25	197	300	1,099	687	2,324
Total principal	36	50	222	3,650	2,249	687	6,894

Estimated Interest
CERP	340	390	400	360	130	—	1,620
CGP	150	190	190	160	90	40	820
Total interest	490	580	590	520	220	40	2,440

Principal and Interest
CERP	360	415	425	3,710	1,280	—	6,190
CGP	166	215	387	460	1,189	727	3,144
Total principal and interest	$526	$630	$812	$4,170	$2,469	$727	$9,334
____________________

(1)
Debt principal payments are estimated amounts based on maturity dates and potential borrowings under our revolving credit facility. Interest payments are estimated based on the forward-looking LIBOR curve. Actual payments may differ from these estimates.

CERP Debt

	March 31, 2017				December 31, 2016
(Dollars in millions)	Final Maturity	Rate(s) (1)	Face Value	Book Value	Book Value
CERP Credit Facility
CERP Revolving Credit Facility (2)	2018	variable	$—	$—	$40
CERP Senior Secured Term Loan (3)	2020	7.00%	2,419	2,382	2,387
CERP Notes
CERP First Lien Notes	2020	8.00%	1,000	994	993
CERP Second Lien Notes	2021	11.00%	1,150	1,140	1,140
Capital lease obligations and other	2017	various	1	1	3
Total CERP Debt			4,570	4,517	4,563
Current portion of CERP long-term debt			(26)	(26)	(68)
CERP long-term debt			$4,544	$4,491	$4,495
____________________

(1)	Interest rate is fixed, except where noted.

(2)	Variable interest rate for amounts currently borrowed is determined by adding LIBOR to a base rate of 6.00%.

(3)	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of March 31, 2017.

CGP Debt

	March 31, 2017				December 31, 2016
(Dollars in millions)	Final Maturity	Rate(s) (1)	Face Value	Book Value	Book Value
CGPH Credit Facilities
CGPH Senior Secured Revolving Credit Facility (2)	2019	variable	$—	$—	$—
CGPH Senior Secured Term Loan (3)	2021	6.25%	1,143	1,117	1,119
CGPH Notes	2022	9.38%	675	663	662
Cromwell Credit Facility (4)	2019	11.00%	171	167	167
Horseshoe Baltimore Credit and FF&E Facilities
Horseshoe Baltimore Revolving Facility Loan (5)	2018	variable	—	—	—
Horseshoe Baltimore Credit Facility (4)	2020	8.25%	296	287	287
Horseshoe Baltimore FF&E Facility (4)(6)	2019	8.75%	20	20	22
Other secured debt	2018	8.00%	5	4	4
Special Improvement District Bonds	2037	5.30%	14	14	14
Total CGP Debt			2,324	2,272	2,275
Current portion of CGP long-term debt			(20)	(20)	(21)
CGP long-term debt			$2,304	$2,252	$2,254
____________________

(1)	Interest rate is fixed, except where noted.

(2)	Variable interest rate calculated as LIBOR plus 5.00%.

(3)	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of March 31, 2017.

(4)	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1.25% floor. The rate is set at the 1.25% floor as of March 31, 2017.

(5)	Variable interest rate calculated as LIBOR plus 7.00%.

(6)	This represents an equipment financing term loan facility.
Terms of Outstanding Debt

Restrictive Covenants
The CERP Notes, CERP Credit Facility, CGPH Senior Secured Term Loan, CGPH Notes, Horseshoe Baltimore Credit and FF&E Facilities, and Cromwell Credit Facility all include negative covenants, subject to certain exceptions, and contain affirmative covenants and events of default, subject to exceptions, baskets and thresholds (including equity cure provisions in the case of the CERP Credit Facility, Horseshoe Baltimore Credit and FF&E Facilities, and the Cromwell Credit Facility), all of the preceding being customary in nature.
The restrictive covenants also require that we maintain Senior Secured Leverage Ratios (“SSLR”) as shown in the table below. SSLR is defined as the ratio of first lien senior secured net debt to earnings before interest, taxes, depreciation and amortization, adjusted as defined (“Adjusted EBITDA”).

Credit Facility	Covenant Type	Effective Period	Requirement
CERP Credit Facility	CERP Maximum SSLR	From inception	8.00	to 1.00
CGPH Senior Secured Term Loan	CGPH Maximum SSLR	From inception	6.00	to 1.00
Horseshoe Baltimore Credit and FF&E Facilities (1)	CBAC Maximum SSLR	Q1 - Q4 2017	6.00	to 1.00
	CBAC Maximum SSLR	Q1 2018 and thereafter	4.75	to 1.00
Cromwell Credit Facility	Cromwell Maximum SSLR	Q2 2016 - Q1 2017	5.00	to 1.00
	Cromwell Maximum SSLR	Q2 2017 and thereafter	4.75	to 1.00
____________________

(1)	CBAC Borrower, LLC (“CBAC”) is a joint venture in which Caesars Baltimore Investment Company, LLC (“CBIC”) holds an interest. CBIC is a wholly owned subsidiary of CGP.
Guarantees
CERP has pledged a significant portion of its assets as collateral under the notes and facilities. The CERP Notes are co-issued, as well as fully and unconditionally guaranteed, jointly and severally, by Caesars Entertainment Resort Properties, LLC (parent entity) and each of its wholly-owned subsidiaries on a senior secured basis.
The CGPH Senior Secured Term Loan is guaranteed by the direct parent of CGPH and certain subsidiaries of CGPH, and is secured by the direct parent’s equity interest in CGPH and substantially all of the existing and future assets of CGPH and the subsidiary guarantors.
The CGPH Notes are secured by substantially all of the existing and future property and assets of CGPH and the subsidiary guarantors (subject to exceptions), and are guaranteed by CGPH and certain subsidiaries (subject to exceptions).
The Horseshoe Baltimore Credit Facility is secured by substantially all material assets of CBAC and its wholly-owned domestic subsidiaries.
The Horseshoe Baltimore FF&E Facility is secured by the FF&E that was purchased with the proceeds.
The Cromwell Credit Facility is secured by the assets of the Cromwell.

Debt

	As of December 31,
	2016		2015
(In millions)	Face Value	Book Value	Book Value
CERP	$4,618	$4,563	$4,627
CGP	2,330	2,275	2,337
Total debt	6,948	6,838	6,964
Current portion of long-term debt	(89)	(89)	(187)
Long-term debt	$6,859	$6,749	$6,777

Fair value of debt	$7,190

Estimated Debt Service Payments (1)

	Years Ended December 31,
(In millions)	2017	2018	2019	2020	2021	Thereafter	Total
Principal
CERP	$68	$25	$25	$3,350	$1,150	$—	$4,618
CGP	21	25	198	300	1,099	687	2,330
Total principal	89	50	223	3,650	2,249	687	6,948

Estimated Interest
CERP	390	390	400	360	130	—	1,670
CGP	180	190	190	160	90	40	850
Total interest	570	580	590	520	220	40	2,520

Principal and Interest
CERP	458	415	425	3,710	1,280	—	6,288
CGP	201	215	388	460	1,189	727	3,180
Total principal and interest	$659	$630	$813	$4,170	$2,469	$727	$9,468
____________________

(1)
Debt principal payments are estimated amounts based on maturity dates and potential borrowings under our revolving credit facility. Interest payments are estimated based on the forward-looking LIBOR curve. Actual payments may differ from these estimates.

Summary of Debt and Revolving Credit Facility Cash Flows from Financing Activities

	December 31, 2016		December 31, 2015
(In millions)	Proceeds	Repayments	Proceeds	Repayments
CERP Term Loan	$—	$(25)	$—	$(25)
CERP Senior Secured Revolver	105	(145)	230	(330)
CGPH Term Loan	—	(12)	—	(12)
CGPH Senior Secured Revolving Credit Facility	15	(60)	80	(35)
Horseshoe Baltimore Credit Facility	—	(3)	—	—
Horseshoe Baltimore FF&E Facility	—	(5)	—	(3)
Cromwell Credit Facility	—	(3)	—	(10)
Other debt activity	—	(10)	—	(25)
Capital lease payments	—	(5)	—	(10)
Total	$120	$(268)	$310	$(450)

Current Portion of Long-Term Debt
The current portion of long-term debt is $89 million as of December 31, 2016. For CERP, the current portion of long-term debt is $68 million, which includes the $40 million outstanding under CERP’s revolving credit facility as well as scheduled principal payments on its senior secured loan, other unsecured borrowings, and capitalized lease obligations that are expected to be paid within twelve months. For CGP, the current portion of long-term debt is $21 million, which includes scheduled principal payments on term loans, special improvement district bonds, and various capitalized lease obligations that are expected to be paid within 12 months. There was no amount outstanding under CGP’s revolving credit facility.
Borrowings under the revolving credit facilities are each subject to separate note agreements executed based on the provisions of the applicable credit facility agreements, and each note has a contractual maturity of less than one year. The applicable credit facility agreements each have a contractual maturity of greater than one year, and we have the ability to rollover the outstanding principal balances on a long-term basis; however, we currently intend to repay the principal balances within the following 12 months. Amounts borrowed under the revolving credit facilities are intended to satisfy short term liquidity needs and are classified as current.
Debt Discounts and Deferred Finance Charges
Debt discounts and deferred finance charges incurred in connection with the issuance of debt are amortized to interest expense based on the related debt agreements primarily using the effective interest method. Unamortized discounts are written off and included in our gain or loss calculations to the extent we extinguish debt prior to its original maturity date.
As of December 31, 2016 and 2015, book values of debt are presented net of unamortized discounts and deferred finance charges of $110 million and $132 million, respectively.
Fair Value
We calculate the fair value of debt based on borrowing rates available as of December 31, 2016, for debt with similar terms and maturities, and based on market quotes of our publicly traded debt. We classify the fair value of debt within level 1 and level 2 in the fair value hierarchy.
CERP Debt

	As of December 31,
	2016				2015
Detail of Debt (Dollars in millions)	Final Maturity	Rate(s) (1)	Face Value	Book Value	Book Value
CERP Credit Facility
CERP Revolving Credit Facility (2)	2018	variable	$40	$40	$80
CERP Term Loan (3)	2020	7.00%	2,425	2,387	2,403
CERP Notes
CERP First Lien Notes	2020	8.00%	1,000	993	992
CERP Second Lien Notes	2021	11.00%	1,150	1,140	1,138
Capital lease obligations and other	to 2017	various	3	3	14
Total CERP Debt			4,618	4,563	4,627
Current portion of CERP Long-Term Debt			(68)	(68)	(117)
CERP Long-Term Debt			$4,550	$4,495	$4,510

____________________

(1)	Interest rate is fixed, except where noted.

(2)	Variable interest rate for amounts currently borrowed is calculated by adding LIBOR to a base rate of 6.00%.

(3)	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of December 31, 2016.

CERP Credit Facility
The CERP senior secured revolving credit facility allows for borrowings in an aggregate principal amount of up to $270 million. The CERP Term Loans require scheduled quarterly payments of $6 million, with the balance due at maturity. As of December 31, 2016, no amounts were committed to outstanding letters of credit.
Borrowings under the CERP revolving credit facility bear interest at the same rate elections as the CERP Term Loans. On a quarterly basis, we are required to pay each lender (i) a commitment fee in respect of any unborrowed amounts under the senior secured revolving credit facility and (ii) a letter of credit fee in respect of the aggregate face amount of outstanding letters of credit under the senior secured revolving credit facility. As of December 31, 2016, the senior secured revolving credit facility bore a commitment fee for unborrowed amounts of 50 basis points.

CGP Debt

	As of December 31,
	2016				2015
(Dollars in millions)	Final Maturity	Rate(s) (1)	Face Value	Book Value	Book Value
CGPH Credit Facilities
CGPH Senior Secured Revolving Credit Facility (2)	2019	variable	$—	$—	$45
CGPH Senior Secured Term Loan (3)	2021	6.25%	1,146	1,119	1,126
CGPH Notes	2022	9.38%	675	662	660
Cromwell Credit Facility (4)	2019	11.00%	171	167	169
Horseshoe Baltimore Credit and FF&E Facilities
Horseshoe Baltimore Revolving Facility Loan (5)	2018	variable	—	—	—
Horseshoe Baltimore Credit Facility (4)	2020	8.25%	297	287	288
Horseshoe Baltimore FF&E Facility (4)(6)	2019	8.75%	22	22	27
Other Secured Debt	2018	8.00%	5	4	4
Special Improvement District Bonds	2037	5.30%	14	14	14
Capital lease obligations and other	2016	various	—	—	4
Total CGP Debt			2,330	2,275	2,337
Current Portion of CGP Long-Term Debt			(21)	(21)	(70)
CGP Long-Term Debt			$2,309	$2,254	$2,267
____________________

(1)	Interest rate is fixed, except where noted.

(2)	Variable interest rate calculated as LIBOR plus 5.00%.

(3)	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1% floor. The rate is set at the 1% floor as of December 31, 2016.

(4)	Variable interest rate calculated as a fixed rate plus the greater of LIBOR or a 1.25% floor. The rate is set at the 1.25% floor as of December 31, 2016.

(5)	Variable interest rate calculated as LIBOR plus 7.00%.

(6)	This represents an equipment financing term loan facility.
CGPH Credit Facilities
The CGPH senior secured revolving credit facility provides for an aggregate principal amount of up to $150 million. As of December 31, 2016, no material amounts were committed to outstanding letters of credit. In addition, CGPH is a holding company that owns no operating assets and has no significant operations independent of its subsidiaries.
Horseshoe Baltimore Credit and FF&E Facilities
As of December 31, 2016, the Horseshoe Baltimore Credit Facility included a senior secured revolving facility loan for an aggregate principal amount of up to $10 million.
The Horseshoe Baltimore FF&E Facility was used to finance or reimburse the purchase price and certain related costs of furniture, furnishings and equipment (referred to as “FF&E”) or refinance the purchase price of FF&E purchased with other funds as part of the development of the Horseshoe Baltimore casino.
Terms of Outstanding Debt
Restrictive Covenants
The CERP Notes, CERP Credit Facility, CGPH Senior Secured Term Loan, CGPH Notes, Horseshoe Baltimore Credit and FF&E Facilities, and Cromwell Credit Facility all include negative covenants, subject to certain exceptions, and contain affirmative covenants and events of default, subject to exceptions, baskets and thresholds (including equity cure provisions in the case of the CERP Credit Facilities, Horseshoe Baltimore Credit and FF&E Facilities, and the Cromwell Credit Facility), all of the preceding being customary in nature.
The restrictive covenants also require that we maintain Senior Secured Leverage Ratios (“SSLR”) as shown in the table below. SSLR is defined as the ratio of first lien senior secured net debt to earnings before interest, taxes, depreciation and amortization, adjusted as defined (“Adjusted EBITDA”).

Credit Facility	Covenant Type	Effective Period	Requirement
CERP Credit Facility	CERP Maximum SSLR	From inception	8.00	to 1.00
CGPH Senior Secured Term Loan	CGPH Maximum SSLR	From inception	6.00	to 1.00
Horseshoe Baltimore Credit and FF&E Facilities	CBAC Maximum SSLR	Q1 - Q4 2016	7.50	to 1.00
	CBAC Maximum SSLR	Q1 - Q4 2017	6.00	to 1.00
	CBAC Maximum SSLR	Q1 2018 and thereafter	4.75	to 1.00
Cromwell Credit Facility	Cromwell Maximum SSLR	Q2 2015 - Q1 2016	5.25	to 1.00
	Cromwell Maximum SSLR	Q2 2016 - Q1 2017	5.00	to 1.00
	Cromwell Maximum SSLR	Q2 2017 and thereafter	4.75	to 1.00

Guarantees
CERP has pledged a significant portion of its assets as collateral under the notes and facilities. The CERP Notes are co-issued, as well as fully and unconditionally guaranteed, jointly and severally, by Caesars Entertainment Resort Properties, LLC (parent entity) and each of its wholly-owned subsidiaries on a senior secured basis.
The CGPH Senior Secured Term Loan is guaranteed by the direct parent of CGPH and certain subsidiaries of CGPH, and is secured by the direct parent’s equity interest in CGPH and substantially all of the existing and future assets of CGPH and the subsidiary guarantors.
The CGPH Notes are secured by substantially all of the existing and future property and assets of CGPH and the subsidiary guarantors (subject to exceptions), and are guaranteed by CGPH and certain subsidiaries (subject to exceptions).
The Horseshoe Baltimore Credit Facility is secured by substantially all material assets of CBAC and its wholly-owned domestic subsidiaries.
The Horseshoe Baltimore FF&E Facility is secured by the FF&E that was purchased with the proceeds.
The Cromwell Credit Facility is secured by the assets of the Cromwell.
Restricted Net Assets
Because of the restrictions in our borrowings and other arrangements, the amount of net assets at consolidated subsidiaries not available to be remitted to CEC via dividend, loan or transfer was $4.0 billion and $2.1 billion, as of December 31, 2016 and 2015, respectively.